Per a discussion with Shas Das in the Investment Management department, this is a filing to amend a previous 13F-HR filing that was filed in error and should be disregarded. The filing that was filed in error is accession number 0001020450-01-500069 filed on May 11, 2001.


     The correct filing is accession number 0001056288-01-500002 as was filed on May 11, 2001.